Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Disclosure of Inventories	Inventories consisted of the following:

	As of December 31,
	2015	2014
Parts and work-in-process	$118.3	$105.7
Finished goods	130.2	159.9
Total inventories	$248.5	$265.6